Derivative Instruments - Maturity of Fair Value Hedge (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,727.3	$ 927.3
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,727.3	927.3
Less than 3 months
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
Less than 3 months | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
3 to 12 months
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
3 to 12 months | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
1 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,727.3	927.3
1 to 5 years | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,727.3	927.3
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0.0	0.0
More than 5 years | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0.0	$ 0.0